The Company and basis of presentation	9 Months Ended
Sep. 30, 2025
The Company and basis of presentation
The Company and basis of presentation

1.    The Company and basis of presentation

The Company

Fresenius Medical Care AG (FME AG or the Company) is a German stock corporation (Aktiengesellschaft — AG) registered with the commercial register of Hof (Saale) under HRB 6841, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, Germany. The Company is the world’s leading provider of products and services for individuals with renal diseases, based on publicly reported revenue and number of patients treated. The Company provides dialysis and related services for individuals with renal diseases, including through value and risk-based care programs, as well as other healthcare services. The Company also develops, manufactures and distributes a wide variety of healthcare products. The Company’s healthcare products include hemodialysis machines, peritoneal dialysis cyclers, dialyzers, peritoneal dialysis solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals, systems for water treatment as well as acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company’s other healthcare services include pharmacy services, vascular specialty services as well as ambulatory surgery center services and physician nephrology practice management.

In these unaudited notes, “FME AG,” the “Company” or the “Group” refers to Fresenius Medical Care AG or to Fresenius Medical Care AG and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management Board” refers to the members of the management board of the Company and “Supervisory Board” refers to the supervisory board of the Company. The term “Care Enablement” refers to the Company’s Care Enablement operating segment, the term “Care Delivery” refers to the Company’s Care Delivery operating segment and the term “Value - Based Care” refers to the Company’s Value - Based Care operating segment. For further discussion of the Company’s operating and reportable segments, see note 13.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), the “IFRS® Accounting Standards,” using the euro as the Company’s reporting and functional currency.

The interim financial report is prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, and contains condensed financial statements, in that it includes selected explanatory notes rather than all of the notes that would be required in a complete set of financial statements. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024 (the 2024 Form 20-F) in accordance with IAS 1, Presentation of Financial Statements.

The interim consolidated financial statements at September 30, 2025 and for the three and nine months ended September 30, 2025 and 2024 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company’s 2024 Form 20-F. The preparation of interim consolidated financial statements in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such interim financial statements reflect all adjustments that, in the opinion of management, are necessary to provide a fair statement of the results of the periods presented. All such adjustments are of a normal recurring nature.

The effective tax rate of 18.7% and 21.4% for the three and nine months ended September 30, 2025 (30.6% and 29.1% for the three and nine months ended September 30, 2024), is recognized on the basis of the best estimate made for the weighted average annual income tax rate expected for the full year and applied to income before income taxes reported in the interim financial statements. The Company is within the scope of the Organisation for Economic Co-operation and Development’s Inclusive Framework on Base Erosion Profit Shifting (BEPS) Global Anti-Base Erosion Model Rules (GloBE): Global Minimum Taxation (Pillar Two) legislation. The Company applies the exception not to recognize or disclose deferred taxes in connection with Pillar Two income taxes. Income tax expenses related to Pillar Two income taxes are included within the income tax expense line item in the Company’s consolidated statements of income.

The results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of the results of operations for the year ending December 31, 2025.

In connection with the decision of the Management Board to update the Company’s globalized operating model by introducing a new operating segment, Value-Based Care, as of June 1, 2025, the Company performed a reallocation of goodwill to the segments under its new operating structure and evaluated the effects of this reallocation on the recoverability of goodwill. At the date of the reorganization, goodwill was reallocated to the cash generating units (CGUs) Care Delivery and Value-Based Care using a relative value approach. As there was no change in the composition of the operating segment Care Enablement, the goodwill of this CGU remained unchanged. Based on the new operating model, one group of CGUs was identified in each of the Company’s operating segments (Care Delivery, Value-Based Care and Care Enablement) as of June 1, 2025 with no indication of impairment as indicated by impairment tests before and after the reallocation. While the Company utilizes its three-year budgets for all CGUs, projections for years four to ten and a representative growth rate for all remaining years in determining discounted cash flows are used for the CGUs Care Delivery and Care Enablement. For the CGU Value-Based Care, projections for years four to five and a representative growth rate for all remaining years in determining discounted cash flows are applied, given the nascent nature of the business.

Goodwill as of September 30, 2025 was €13,585,362 (June 1, 2025: €14,035,273), thereof €11,227,831 (June 1, 2025: €11,613,650) in Care Delivery, €368,945 (June 1, 2025: €382,025) in Value - Based Care and €1,988,586 (June 1, 2025: €2,039,598) in Care Enablement.

In the first nine months of 2025, the market capitalization of the Company increased by 1% to €13,103,845 at September 30, 2025 (December 31, 2024: €12,957,138) and exceeds total FME AG shareholders’ equity, which decreased by 11% to €12,948,800 as of September 30, 2025 as compared to €14,576,563 as of December 31, 2024 and is no longer considered a trigger for an additional impairment test as of September 30, 2025.

Due to ongoing uncertainties in the macroeconomic environment, the Company reviewed the impacts on the impairment test, which was performed as of December 31, 2024. Additionally, the ability to delay chronic kidney disease (CKD) or end-stage renal disease (ESRD) progression and cardiovascular mortality improvements as a result of the use of glucagon-like peptide 1 (GLP-1) receptor agonists, sodium-glucose cotransporter 2 (SGLT2) inhibitors and other pharmaceuticals or treatment modalities could have an impact on the Company’s patient population in the future.

During the fourth quarter of 2024, the Company performed an analysis in connection with the annual goodwill impairment test as of October 1, 2024 and as described in note 2 a) of the consolidated financial statements contained in the 2024 Form 20-F. The Company’s analysis included qualitative and quantitative simulations to assess the potential impact of GLP-1 receptor agonists and the potential impact of SGLT2 inhibitors on the CKD and ESRD populations, specifically in relation to cash flow projections and goodwill sensitivity assessments based on the analysis of the population impact model (a computational tool to predict the size and age distribution of future patient populations with kidney disease for the coming decade, based on various public-health scenarios). In the Company’s population impact model the sensitivity bands of the various scenarios of GLP-1 receptor agonist and SGLT2 inhibitor utilization in the CKD population suggest a slight increase in the total CKD population and a slight reduction in the ESRD population growth rate that remain materially consistent with the patient population forecasts which do not include the utilization of these drugs. Considering the positive cardiovascular effects of the drugs, reducing mortality, as well as the progression-delaying effect on the CKD population, the Company sees a balanced effect of the drugs on the patient population. Recent third-party data published during the first nine months of 2025 remain consistent with the previously performed simulations.

During the third quarter of 2025, the Company compared the carrying amounts of its group of CGUs, Care Delivery, Value-Based Care and Care Enablement, to the respective group of CGU’s value in use, using the free cash flows of the group of CGUs considered in the impairment test as of December 31, 2024, and updated its free cash flow projections using the results of the latest available assessments. Cash flow projections were updated to reflect the impacts of the classification of certain entities as held for sale during the first nine months of 2025 as disclosed in note 2 as well as the status of current initiatives, without considering any growth and improvement from the FME25+ Program, as defined below, initiatives which have not yet commenced as of September 30, 2025. WACC parameters were updated to reflect, among other items, adjustments to the peer group used in the Company’s analysis. The Company also updated its WACC risk parameters to reflect uncertainties arising from recent changes in global trade policy, including new tariffs and the possibility of additional trade restrictions, and their estimated impact to the Company’s operations by anticipating uncertainties on imports as well as potential knock-on effects including possible retaliatory measures.

The following table shows the key assumptions of value-in-use calculations, which are presented based upon the goodwill impairment test performed as of September 30, 2025.

Key assumptions

in %

	Care Delivery	Value-Based Care	Care Enablement
Average revenue growth in projection period (1)	low-single-digit	high-single-digit	mid-single-digit
Average operating income growth in projection period (1)	low-single-digit	low-triple-digit	low-double-digit
Residual value growth	1.00	2.80	1.00
Pre-tax weighted average cost of capital (WACC)	9.36	9.56	6.39
After-tax WACC	7.78	8.21	5.05
(1)	For CGUs Care Delivery and Care Enablement, a projection period of ten years is used. For CGU Value-Based Care, a projection period of five years is used, given the nascent nature of the business.

For a detailed description of the impairment test procedure, see notes 1 g) and 2 a) of the consolidated financial statements contained in the 2024 Form 20-F. While the impairment tests in 2024 were performed on the operating segments Care Delivery (including Value-Based Care) and Care Enablement, the impairment test procedure as of September 30, 2025 was performed on the operating segments Care Delivery, Value-Based Care and Care Enablement. The assessment did not result in any indication of impairment as of September 30, 2025. Management continues to monitor the situation.

As of September 30, 2025, the recoverable amount of the Care Delivery group of CGUs exceeded the carrying amount by €5,644,442. For the Value-Based Care group of CGUs, the recoverable amount exceeded the carrying amount by €305,331. For the Care Enablement group of CGUs, the recoverable amount exceeded the carrying amount by €7,139,652. The following table shows the reasonable amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount:

Sensitivity analysis(1)

Change in percentage points	Care Delivery	Value-Based Care	Care Enablement
Pre-tax WACC	2.66	3.50	4.27
After-tax WACC	1.71	2.50	2.94
Residual value growth	(9.57)	(5.64)	(13.47)
Operating income margin of each projection year	(2.55)	(0.71)	(4.73)
(1)	The sensitivity analysis is based upon the goodwill impairment test performed as of September 30, 2025.

Due to the increased significance of Value-Based Care and its insurance operations, the Company reclassified €429,946 and €1,205,997 for the three and nine months ended September 30, 2024, respectively, to Insurance contract revenue from Healthcare services revenue within its consolidated financial statements. Insurance contract costs of revenue in the amount of €430,855 and €1,165,168 for the three and nine months ended September 30, 2024, respectively, were also reclassified and were previously reported within the Healthcare services costs of revenue line item.

On November 4, 2025, the Management Board authorized the issuance of the Company’s interim consolidated financial statements (unaudited).

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its interim consolidated financial statements at and for the nine months ended September 30, 2025 in conformity with IFRS Accounting Standards that must be applied for the interim periods starting on or after January 1, 2025. In the nine months ended September 30, 2025, there were no recently implemented accounting pronouncements that materially affect the business.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standard which is relevant for the Company:

IFRS 18, Presentation and Disclosure in Financial Statements

On April 9, 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements (IFRS 18). IFRS 18 aims to improve how information is communicated in financial statements to give investors a more comparable basis to analyze companies’ performance. The standard introduces three sets of new requirements: new categories and subtotals in the consolidated statements of income, disclosure regarding management-defined performance measures and guidance related to the aggregation and disaggregation of certain information. The consolidated statements of income will be split into three newly defined categories (operating, investing and financing) and will include two newly defined subtotals (operating profit and profit before financing and income taxes). Management-defined performance measures are subtotals of income and expense used in public communication outside the financial statements and communicate management’s view of certain aspects of a company’s performance. Such measures will be required to be described in a clear and understandable manner in a single note explaining how the measure is calculated, why it is useful, providing a reconciliation to the most directly comparable subtotal noted above, the income tax and the effect on non-controlling interest for each item will be presented in the reconciliation and how the income tax effect is determined. Lastly, companies will be required to disaggregate items if such information is material and to avoid using the label “other” in financial statements. Certain additional details for depreciation and amortization, impairment and other expense classifications may be required. Additionally, IFRS 18 will introduce limited changes to IAS 7, Statement of Cash Flows. Operating profit will be the starting point for reporting cash flows from operating activities using the indirect method and the option for classifying interest and dividend cash flows as operating activities will be eliminated. Dividends and interest paid will be classified in cash flows from financing activities whereas dividends and interest received will be classified in cash flows from investing activities. An entity shall apply those amendments when it applies IFRS 18. IFRS 18 is effective for fiscal periods commencing on or after January 1, 2027. Earlier adoption is permitted. The standard is expected to impact the Company’s presentation of items within the consolidated financial statements and its notes disclosures once implemented, though the standard is not expected to change how the Company recognizes or measures items in its consolidated financial statements.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.